LAND USE RIGHTS	12 Months Ended
Dec. 31, 2017
Disclosure Of LAND USE RIGHTS [Abstract]
Disclosure of land use right [text block]
14.	LAND USE RIGHTS

The Company’s land use rights are under medium-term leases in the PRC, and are analyzed for reporting purposes as follows:

	2017	2016
	RMB’000	RMB’000
Cost
At December 31, 2017 and 2016	32,619	32,619
Accumulated amortization
At beginning of the year	(4,398)	(4,029)
Amortization	(143)	(369)
At end of the year	(4,541)	(4,398)

Impairment
At beginning of the year	(22,301)	(12,781)
Impairment for the year	(1,413)	(9,520)

At end of the year	(23,714)	(22,301)

Carrying amount
At December 31, 2017 and 2016	4,364	5,920

No land use rights of the Company were pledged to the banks as securities for the Company’s interest-bearing bank borrowings at December 31, 2017 and 2016. All the land use rights of the Company were pledged to the banks as securities for the Company’s interest-bearing bank borrowings at December 31, 2015 (Note 22). At the end of the reporting period, the Company assessed the recoverable amount of land use right, and determined that carrying amount was impaired by RMB1,413,000 (2016: 9,520,000).